Recent Real Estate Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Real Estate [Abstract]
Recent Real Estate Transactions

3. RECENT REAL ESTATE TRANSACTIONS

On February 27, 2017, the Company sold the Rangewood Medical Building for approximately $2.2 million and recognized a loss of approximately $170,000.

On March 31, 2017, the Company sold the Regatta Square Retail Center for approximately $3.0 million and recognized a gain of approximately $756,000.

On April 7, 2017, the Company sold the Shoreline Medical Building for approximately $8.2 million and recognized a gain of approximately $1.3 million.

During the nine months ended September 30, 2017, the Company disposed of fourteen Model Homes for approximately $5.3 million and recognized a gain of approximately $350,000 related to the sale of these Model Homes.

During the nine months ended September 30, 2017, the Company acquired forty-five model homes for approximately $16.8 million. The purchase price was paid through cash payments of $5.7 million and mortgage notes of $11.1 million.

3. RECENT REAL ESTATE TRANSACTIONS

During the year ended December 31, 2016, the Company acquired sixty-five Model Home properties and leased them back to the home builders. The purchase price for the properties totaled $23.7 million. The Company allocated the purchase price of the properties acquired 2016 as follows:

	Land	Buildings and Other	Total Purchase Price
Model Homes Properties	$3,535,293	$20,132,242	$23,667,535

	$3,535,293	$20,132,242	$23,667,535